Invesco Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-MUNI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.38%(a)
Alabama–2.63%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,770	$ 5,461,507
Alabaster (City of), AL Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS - AGM)(b)	5.00%	09/01/2039	1,245	1,423,334
Series 2014 A, Limited Special Tax GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,245	1,421,155
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	1,650	1,705,819
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	225	249,822
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	1,235	1,438,763
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	1,725	1,260,164
Lower Alabama Gas District (The); Series 2016 A, RB (d)	5.00%	09/01/2046	2,700	3,594,240
Selma (City of), AL Industrial Development Board; Series 2009 A, RB	6.25%	11/01/2033	1,950	1,985,607
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	825	907,871
				19,448,282
Alaska–0.46%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	3,160	3,393,303
Arizona–3.48%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,415,895
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2040	1,500	1,589,610
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	1,160	1,195,809
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,576,188
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (d)(f)(g)	5.25%	07/01/2021	2,500	2,696,675
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	514,430
Series 2010, RB	5.13%	05/15/2040	1,100	1,131,559
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,203,555
Series 2017, Ref. RB	5.00%	11/15/2045	890	936,939
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,170	1,196,384
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	640	645,286
Series 2009, RB	7.13%	01/01/2045	610	615,295
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	500	573,430
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,170	2,319,578
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (h)	5.00%	07/01/2042	1,550	1,812,849
Series 2017 A, RB (h)	5.00%	07/01/2047	2,475	2,884,142
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.25%	07/01/2048	1,190	1,199,163
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,220,590
				25,727,377
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–11.72%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS -AGM)(b)(i)	0.00%	09/01/2020	$ 4,000	$ 3,922,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (d)	5.00%	04/01/2056	2,490	2,897,588
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (i)	0.00%	08/01/2028	800	663,064
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (i)	0.00%	06/01/2055	11,000	583,110
California (State of);
Series 2009 A, Ref. GO Bonds (f)(g)	5.25%	07/01/2019	1,900	1,905,719
Series 2012, GO Bonds	5.25%	04/01/2035	2,880	3,169,267
Series 2012, GO Bonds	5.00%	04/01/2042	1,900	2,071,152
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,100	2,290,407
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,733,520
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	835	910,751
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	510	752,617
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (f)(g)	6.00%	07/01/2019	1,000	1,003,420
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (f)(g)	5.50%	08/15/2020	1,000	1,049,710
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,255	1,500,955
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (h)	5.00%	12/31/2038	1,490	1,743,479
Series 2018 A, RB (h)	5.00%	12/31/2043	2,010	2,334,776
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(h)	5.00%	07/01/2027	1,375	1,500,854
Series 2012, RB (e)(h)	5.00%	07/01/2030	1,600	1,733,472
Series 2012, RB (e)(h)	5.00%	07/01/2037	3,535	3,786,268
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	942,894
Series 2016 A, RB (e)	5.00%	12/01/2041	1,355	1,502,018
Series 2016 A, RB (e)	5.25%	12/01/2056	1,005	1,120,866
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	400	400,640
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(b)(i)	0.00%	01/15/2034	4,125	2,658,768
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	2,875	3,265,137
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,000	1,154,400
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	970	965,160
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,050	3,034,780
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB (d)	5.00%	07/01/2043	3,500	3,862,040
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,005,890
Los Angeles Unified School District (Election of 2002); Series 2009 D, GO Bonds	5.00%	07/01/2022	1,200	1,203,348
Mt. San Antonio (City of), CA Community College District (Election 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,010	1,896,998
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	620	714,717
Palomar Pomerado Health; Series 2009, COP (f)(g)	6.75%	11/01/2019	1,125	1,149,582
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	2,300	2,380,707
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,200	2,448,160
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (d)(f)(g)	5.00%	08/01/2021	4,110	4,444,472
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (h)	5.00%	05/01/2025	$775	$824,352
Series 2011 F, Ref. RB (h)	5.00%	05/01/2026	1,550	1,647,495
Series 2019 A, Ref. RB (h)	5.00%	05/01/2036	1,170	1,438,878
Series 2019 A, Ref. RB (h)	5.00%	05/01/2039	2,360	2,875,235
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (d)	5.00%	11/01/2036	3,360	3,652,656
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	754,014
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (i)	0.00%	06/01/2041	3,485	991,134
University of California; Series 2018 AZ, Ref. RB (d)	4.00%	05/15/2048	3,300	3,608,154
Vernon (City of), CA;
Series 2009 A, RB (f)(g)	5.13%	08/01/2019	355	357,134
Series 2009 A, RB	5.13%	08/01/2021	770	774,150
				86,625,908
Colorado–5.10%
Arkansas River Power Authority; Series 2006, RB (f)	5.88%	10/01/2026		1,235	1,493,325
Colorado (State of) Board of Governors; Series 2012 A, RB (d)(f)(g)	5.00%	03/01/2022		3,850	4,222,526
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048		1,170	1,373,428
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. RB	5.00%	06/01/2047		585	663,349
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027		295	295,136
Series 2007 A, RB	5.30%	07/01/2037		355	355,096
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047		920	1,008,348
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030		1,400	1,461,250
Series 2010, RB	6.00%	01/15/2034		1,100	1,142,119
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033		500	528,115
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037		1,850	2,032,724
Series 2018 A, Ref. RB (d)(h)	5.25%	12/01/2048		5,260	6,371,017
Series 2018 A-2, RB (i)	0.00%	08/01/2033		1,765	1,135,160
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046		705	728,018
Platte River Power Authority; Series 2009 HH, RB (f)(g)	5.00%	06/01/2019		1,000	1,000,000
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041		965	1,005,530
University of Colorado; Series 2013 A, RB (d)(f)(g)	5.00%	06/01/2023		11,310	12,880,620
					37,695,761
Connecticut–0.50%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS - ACA)(b)(h)	6.60%	07/01/2024		2,440	2,447,466
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (h)	5.50%	04/01/2021		1,200	1,270,476
					3,717,942
District of Columbia–3.71%
District of Columbia;
Series 2014 C, GO Bonds (d)	5.00%	06/01/2034		3,445	3,931,951
Series 2014 C, GO Bonds (d)	5.00%	06/01/2035		6,890	7,846,332
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045		2,125	2,166,544
District of Columbia (Sibley Memorial Hospital);
Series 2009, RB (f)(g)	6.38%	10/01/2019		2,400	2,438,112
Series 2009, RB (f)(g)	6.50%	10/01/2019		700	711,375
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Water & Sewer Authority; Series 2013 A, RB (d)	5.00%	10/01/2044	$ 3,000	$ 3,345,630
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	6,550	6,978,435
				27,418,379
Florida–7.46%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,002,870
Broward (County of), FL;
Series 2012 A, RB	5.00%	10/01/2037	2,270	2,498,203
Series 2013 C, RB	5.25%	10/01/2038	2,450	2,755,245
Series 2015 A, RB (h)	5.00%	10/01/2045	1,395	1,580,995
Series 2017, RB (d)(h)	5.00%	10/01/2047	4,015	4,692,331
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	250	272,780
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (e)	7.75%	05/15/2035	1,300	1,295,125
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,400	1,577,842
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (f)	5.95%	07/01/2020	35	36,662
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,362,690
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	1,650	1,759,906
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (h)	5.00%	10/01/2048	2,080	2,451,634
JEA; Series 2012 Three B, RB (d)	5.00%	10/01/2039	3,100	3,328,346
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,041,450
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (h)	5.00%	10/01/2028	1,000	1,099,170
Series 2012 B, RB	5.00%	10/01/2032	1,150	1,265,138
Series 2012 B, RB (INS -AGM)(b)	5.00%	10/01/2035	1,950	2,141,977
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,795	3,272,358
Series 2019 A, RB (h)	4.00%	10/01/2044	1,180	1,281,586
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053	3,865	4,500,097
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,250	1,292,863
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (f)(g)	6.13%	08/01/2020	470	494,412
Series 2010, Ref. RB	6.13%	08/01/2042	170	177,922
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(g)(h)(k)	2.22%	11/01/2021	585	585,000
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (h)	5.00%	10/01/2047	1,315	1,531,514
Overoaks Community Development District; Series 2010 A-2, RB (j)	6.13%	05/01/2035	95	96,062
Palm Beach (County of), FL Solid Waste Authority;
Series 2009, RB (d)(f)(g)	5.50%	10/01/2019	2,600	2,634,814
Series 2016, RB (d)	5.00%	10/01/2031	2,565	2,764,249
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	981,322
Reunion East Community Development District;
Series 2005, RB (c)	5.80%	05/01/2036	235	2
Series 2015-2, RB	6.60%	05/01/2036	270	273,424
Sterling Hill Community Development District; Series 2003 A, RB (l)	6.20%	05/01/2035	735	470,644
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,091,450
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,497,730
				55,107,813
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–3.14%
Atlanta (City of), GA;
Series 2009 A, RB (f)(g)	6.00%	11/01/2019		$3,700	$3,769,005
Series 2015, Ref. RB (d)	5.00%	11/01/2040		8,290	9,618,639
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039		2,860	2,974,485
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (f)(g)	6.00%	09/01/2020		1,000	1,052,830
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042		1,150	1,250,476
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042		1,000	1,155,960
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043		3,000	3,402,780
					23,224,175
Guam–0.82%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036		625	656,756
Series 2011 A, RB	5.13%	01/01/2042		780	813,392
Guam (Territory of) (Section 30);
Series 2009 A, RB (f)(g)	5.38%	12/01/2019		350	356,934
Series 2009 A, RB (f)(g)	5.63%	12/01/2019		1,850	1,888,905
Guam (Territory of) Power Authority; Series 2010 A, RB (f)(g)	5.50%	10/01/2020		835	879,205
Guam (Territory of) Waterworks Authority; Series 2010, RB (f)(g)	5.63%	07/01/2020		1,400	1,462,104
					6,057,296
Hawaii–1.07%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039		2,050	2,113,037
Series 2015 A, RB (h)	5.00%	07/01/2045		1,695	1,919,198
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (f)(g)	5.75%	07/01/2020		1,000	1,045,140
Series 2013 A, Ref. RB	5.50%	07/01/2043		2,500	2,796,025
					7,873,400
Idaho–0.27%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047		865	907,048
Regents of the University of Idaho; Series 2011, Ref. RB (g)	5.25%	04/01/2021		990	1,050,013
					1,957,061
Illinois–18.71%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (f)	5.60%	01/01/2023		715	715,694
Bolingbrook (Village of), IL; Series 2005, RB (j)	6.25%	01/01/2024		1,250	1,233,126
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037		1,050	1,153,110
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040		1,190	1,300,182
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042		340	370,685
Series 2011 A, RB (f)(g)	5.25%	01/01/2022		1,905	2,085,270
Series 2011, COP	7.13%	05/01/2021		671	670,802
Series 2012 A, GO Bonds	5.00%	01/01/2033		1,675	1,737,226
Series 2012 A, GO Bonds (INS -BAM)(b)	5.00%	01/01/2033		1,290	1,361,363
Series 2012, RB	5.00%	01/01/2042		3,350	3,528,052
Series 2014, RB	5.00%	11/01/2044		875	965,265
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2032		1,175	1,284,416
Series 2015 A, GO Bonds	5.50%	01/01/2033		3,395	3,760,030
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038		2,025	2,352,787
Series 2017-2, Ref. RB (INS -AGM)(b)	5.00%	11/01/2038		1,000	1,149,860
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/2026		583	434,301
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (h)	5.50%	01/01/2031	$2,650	$2,963,415
Series 2014 A, Ref. RB (h)	5.00%	01/01/2041	1,250	1,372,638
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (h)	5.00%	01/01/2030	4,500	4,835,250
Series 2013, RB	5.75%	01/01/2038	2,450	2,767,103
Series 2015 C, RB (h)	5.00%	01/01/2046	850	943,305
Series 2015 D, RB	5.00%	01/01/2046	595	669,786
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,947,354
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,602,057
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,877,665
Series 2018 A, GO Bonds (INS -AGM)(b)	5.00%	12/01/2035	650	758,739
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	833,258
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,005	1,074,777
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,755	2,007,334
Chicago (City of), IL Transit Authority;
Series 2011, RB (d)(m)	5.25%	12/01/2036	3,795	4,017,311
Series 2014, RB	5.00%	12/01/2044	3,735	4,121,721
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,797
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,225	1,285,429
Series 2013, GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	2,450	2,692,991
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,366,700
Series 2014, GO Bonds	5.00%	05/01/2035	1,570	1,687,028
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,297,810
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,858,078
Series 2017 D, GO Bonds	5.00%	11/01/2024	1,185	1,336,265
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,080	2,220,379
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	585	638,077
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (f)(g)	5.00%	03/01/2022	5	5,470
Series 2012, RB	5.00%	03/01/2034	995	1,075,754
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,591,590
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,076,220
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (d)(f)(g)	5.38%	08/15/2019	2,200	2,216,874
Series 2009 A, RB (d)(f)(g)	5.75%	08/15/2019	1,400	1,411,774
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,620,171
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	986	947,175
Series 2016, RB	2.00%	05/15/2055	230	11,469
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (f)(g)	6.25%	11/15/2019	755	771,089
Series 2009, RB	6.25%	11/15/2035	495	504,648
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,370
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,767,461
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (f)(g)	6.00%	02/15/2020	1,675	1,727,511
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)(f)(g)	5.50%	02/15/2021	2,370	2,526,989
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	3,630	4,020,407
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS -AGM)(b)(i)	0.00%	12/15/2029	2,750	2,040,280
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (f)(g)	5.50%	06/15/2020	$550	$572,528
Series 2010, RB	5.50%	06/15/2050	1,715	1,750,466
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,424,444
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	1,205	1,346,804
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	1,100	1,226,874
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (d)	5.00%	01/01/2038	3,875	4,230,105
Series 2015 A, RB (d)	5.00%	01/01/2040	11,210	12,855,403
Peoria (County of), IL; Series 2011, GO Bonds (d)	5.00%	12/15/2041	3,075	3,215,097
Railsplitter Tobacco Settlement Authority; Series 2010, RB (f)(g)	5.50%	06/01/2021	3,800	4,097,920
Regional Transportation Authority;
Series 2002 A, RB (INS -NATL)(b)	6.00%	07/01/2029	1,155	1,544,212
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,710,819
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	4,195	4,692,443
United City of Yorkville (City of), IL Special Service Area No. 2004-107 (Raintree Village II); Series 2005, RB (c)	6.25%	03/01/2035	958	431,100
				138,241,903
Indiana–3.12%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031		2,320	2,500,682
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (h)	5.00%	07/01/2035		500	548,795
Series 2013 A, RB (h)	5.00%	07/01/2048		575	623,749
Series 2013, RB (h)	5.00%	07/01/2040		3,850	4,194,998
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032		610	632,259
Series 2012 A, RB	5.00%	06/01/2039		2,670	2,743,051
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(n)(o)	1.47%	11/01/2037		1,500	1,500,000
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (f)(g)	5.25%	07/01/2023		1,250	1,439,425
Series 2016 A, Ref. RB	5.00%	01/01/2042		1,235	1,433,699
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027		2,000	2,124,300
Series 2013 F, RB (d)	5.00%	02/01/2030		3,240	3,594,942
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (h)	6.75%	01/01/2034		1,500	1,745,310
					23,081,210
Iowa–1.16%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027		1,090	1,145,623
Series 2013, Ref. RB (g)	5.25%	12/01/2037		1,265	1,366,769
Series 2019, Ref. RB	3.13%	12/01/2022		585	592,020
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043		840	924,865
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042		1,715	1,714,965
Series 2005 C, RB	5.63%	06/01/2046		1,370	1,369,959
Series 2005 E, RB (i)	0.00%	06/01/2046		12,665	1,489,151
					8,603,352
Kansas–0.88%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, RB (d)	5.75%	11/15/2038		3,500	3,566,815
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	$ 1,575	$ 1,806,919
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, RB	5.00%	09/01/2044	1,000	1,120,400
				6,494,134
Kentucky–2.30%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(g)(k)	2.82%	02/01/2025		710	721,083
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047		1,115	1,215,685
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040		1,335	1,451,452
Series 2015 A, RB	5.00%	01/01/2045		985	1,069,198
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041		1,265	1,431,094
Series 2017 A, Ref. RB	5.00%	06/01/2045		1,015	1,120,448
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (f)(g)	6.00%	06/01/2020		1,500	1,566,495
Series 2010 A, RB (f)(g)	6.38%	06/01/2020		1,225	1,283,812
Series 2010 A, RB (f)(g)	6.50%	06/01/2020		3,100	3,252,303
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 C-1, RB (g)	4.00%	06/01/2025		1,495	1,639,731
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049		1,000	1,097,870
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033		1,000	1,131,320
					16,980,491
Louisiana–1.04%
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051		1,140	1,280,459
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044		755	830,409
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043		445	524,286
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030		860	897,754
Series 2013 A, Ref. RB	5.25%	05/15/2031		860	907,352
Series 2013 A, Ref. RB	5.25%	05/15/2032		1,635	1,764,868
Series 2013 A, Ref. RB	5.25%	05/15/2033		1,375	1,478,936
					7,684,064
Maryland–0.83%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047		770	878,724
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045		1,580	1,745,742
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (f)(g)	5.75%	06/01/2020		1,080	1,125,781
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (f)(g)	5.38%	06/01/2020		765	794,613
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029		905	985,536
Series 2017, Ref. RB	5.00%	04/01/2032		540	581,208
					6,111,604
Massachusetts–6.03%
Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB (f)(g)	5.25%	01/01/2020		350	357,767
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS -AMBAC)(b)	5.50%	08/01/2030	$1,500	$2,017,800
Series 2005, Ref. RB (INS -NATL)(b)	5.50%	01/01/2023	1,000	1,141,670
Massachusetts (Commonwealth of) Department of Transportation; Series 1997 C, RB (INS -NATL)(b)(i)	0.00%	01/01/2022	1,550	1,483,288
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035	4,020	4,098,349
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	150	150,426
Massachusetts (Commonwealth of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	507,672
Massachusetts (Commonwealth of) Development Finance Agency (Broad Institute); Series 2011 A, RB (f)(g)	5.25%	04/01/2021	500	534,650
Massachusetts (Commonwealth of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (f)(g)	5.13%	11/15/2019	500	508,270
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,480	2,864,152
Massachusetts (Commonwealth of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	712,880
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College);
Series 2010 A, RB (f)(g)	5.00%	01/01/2020	250	255,192
Series 2016 A, RB	5.00%	01/01/2047	3,255	3,681,503
Massachusetts (Commonwealth of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS -AGM)(b)	5.25%	07/01/2033	300	322,833
Massachusetts (Commonwealth of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	517,410
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (d)	5.50%	07/01/2032	2,500	3,516,750
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	531,135
Massachusetts (Commonwealth of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	531,805
Massachusetts (Commonwealth of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	759,593
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (f)(g)	5.00%	07/01/2021	3,425	3,666,051
Massachusetts (Commonwealth of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (f)(g)	8.00%	10/15/2019	250	255,933
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College); Series 2010, RB (f)(g)	5.63%	10/15/2019	500	507,630
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	515,365
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (f)(g)	6.75%	01/01/2021	500	540,375
Series 2011 I, RB (f)(g)	7.25%	01/01/2021	825	897,468
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB (f)(g)	5.50%	07/01/2021	475	513,261
Series 2011 H, RB	5.50%	07/01/2031	25	26,816
Massachusetts (Commonwealth of) Educational Financing Authority; Series 2011 J, RB (h)	5.63%	07/01/2028	140	147,904
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB (h)	5.00%	07/01/2036	995	1,221,323
Massachusetts (Commonwealth of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	266,090
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,530	2,729,794
Massachusetts (Commonwealth of) Water Resources Authority;
Series 2007 B, Ref. RB (INS -AGM)(b)	5.25%	08/01/2031	500	685,231
Series 2011 B, RB (f)(g)	5.00%	08/01/2021	200	214,852
Series 2011 C, Ref. RB (d)	5.00%	08/01/2030	3,500	3,752,105
Series 2011 C, Ref. RB (d)	5.00%	08/01/2031	2,000	2,144,060
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Westford (Town of), MA; Series 2003, GO Bonds (INS -AMBAC)(b)	5.25%	06/01/2019	$ 1,975	$ 1,975,000
				44,552,403
Michigan–3.92%
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS -AGM)(b)(d)(m)	5.00%	07/01/2043	2,110	2,325,874
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (d)	5.00%	04/15/2041	2,865	3,350,188
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,115,432
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	901,283
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,245	1,338,823
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2032	2,500	2,862,950
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	707,956
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	719,481
Series 2015, Ref. RB	5.00%	07/01/2035	1,270	1,458,113
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,275	2,534,532
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (d)	5.00%	12/01/2046	3,890	4,532,900
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (h)	5.00%	06/30/2033	600	719,676
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,305	3,305,066
Saginaw (City of), MI Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,064,100
				28,936,374
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	310,420
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	511,430
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,245	1,487,513
				2,309,363
Mississippi–0.55%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB (n)	1.55%	06/01/2023	2,500	2,500,000
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	1,355	1,567,898
				4,067,898
Missouri–1.23%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	811,162
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,638,897
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	555,196
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2034	330	368,267
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.50%	02/01/2042	1,000	1,015,960
Series 2014 A, RB	5.00%	02/01/2044	1,000	1,066,270
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,266,744
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,095	2,336,679
				9,059,175
Nebraska–1.56%
Central Plains Energy Project (No. 3);
Series 2012, RB (p)	5.00%	09/01/2032	3,500	3,795,750
Series 2012, RB (p)	5.25%	09/01/2037	2,485	2,715,086
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	$ 1,000	$ 1,086,540
Omaha (City of), NE Public Power District; Series 2011 B, RB (d)(f)(g)	5.00%	02/01/2021	3,690	3,908,190
				11,505,566
New Jersey–12.59%
Burlington (County of), NJ Bridge Commission (The Evergreens); Series 2007, RB	5.63%	01/01/2038	850	850,077
Colts Neck (Township of), NJ Board of Education; Series 2002, GO Bonds (f)	5.00%	02/01/2021	485	486,285
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS -AGM)(b)(i)	0.00%	08/01/2019	1,845	1,839,760
Series 1998, COP (INS -AGM)(b)(i)	0.00%	02/01/2025	1,845	1,625,906
Series 1998, COP (INS -AGM)(b)(i)	0.00%	02/01/2028	2,850	2,306,078
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS -NATL)(b)	5.50%	10/01/2028	1,000	1,327,020
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB (f)(g)	6.25%	11/01/2020	1,000	1,065,500
Essex (County of), NJ Utilities Authority; Series 2009, Ref. RB (INS -AGC)(b)	5.00%	04/01/2021	775	776,659
Garden State Preservation Trust;
Series 2003 B, RB (INS -AGM)(b)(i)	0.00%	11/01/2025	2,000	1,752,020
Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	1,000	1,256,770
Hudson (County of), NJ Improvement Authority; Series 2010 A, Ref. RB	6.00%	01/01/2040	1,000	1,025,540
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	13,930	14,481,210
Series 2005 N-1, Ref. RB (INS -NATL)(b)(d)(m)	5.50%	09/01/2022	3,775	4,181,907
Series 2005 N-1, Ref. RB (INS -AMBAC)(b)	5.50%	09/01/2026	1,500	1,814,955
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,071,000
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. RB (h)	5.60%	11/01/2034	1,000	1,031,420
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. RB	5.75%	10/01/2021	825	864,138
Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,135,730
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (h)	5.00%	10/01/2037	955	1,063,087
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (f)(g)	5.88%	06/01/2020	2,650	2,766,918
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (h)	5.13%	01/01/2034	1,250	1,404,788
Series 2013, RB (h)	5.38%	01/01/2043	1,000	1,119,410
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	516,135
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB (f)(g)	5.50%	09/01/2019	500	504,975
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB (f)(g)	6.00%	07/01/2021	750	819,660
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (f)(g)	5.63%	07/01/2021	1,000	1,084,170
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	516,825
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB (f)(g)	5.00%	01/01/2020	550	561,099
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (f)	5.25%	07/01/2023	1,000	1,147,260
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (f)	6.75%	07/01/2019	960	963,811
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, RB	5.63%	06/01/2030	1,500	1,501,290
Series 2010 1-A, Ref. RB (d)	5.00%	12/01/2025	2,280	2,318,372
Series 2010 1-A, Ref. RB (d)	5.00%	12/01/2026	1,435	1,458,907
Series 2018 B, Ref. RB (h)	5.00%	12/01/2024	1,110	1,278,942
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB (i)	0.00%	12/15/2039	$6,000	$2,827,560
Series 2010 A, RB (i)	0.00%	12/15/2030	1,600	1,109,472
Series 2010 A, RB (i)	0.00%	12/15/2031	3,000	1,997,100
Series 2011 A, RB	5.50%	06/15/2041	1,000	1,057,530
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,452,424
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2029	1,590	1,848,121
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2030	550	635,861
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2031	1,005	1,156,263
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,015	1,186,890
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS -AGM)(b)	5.25%	01/01/2027	705	885,720
Series 2013 A, RB (f)(g)	5.00%	07/01/2022	1,900	2,105,143
New Jersey Economic Development Authority; Series 2004 A, RB (INS -BHAC)(b)(d)	5.25%	07/01/2026	7,000	8,451,100
New Jersey Institute of Technology;
Series 2012 A, RB (f)(g)	5.00%	07/01/2022	155	171,735
Series 2012 A, RB	5.00%	07/01/2042	345	372,686
Newark (City of), NJ Housing Authority (South Ward Police Facility); Series 2009 A, RB (f)(g)	6.75%	12/01/2019	600	615,792
Passaic (County of), NJ Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB (f)(g)	5.00%	05/01/2020	500	516,275
Rahway Valley Sewerage Authority; Series 2005 A, RB (INS -NATL)(b)(i)	0.00%	09/01/2032	5,000	3,466,450
Salem (County of), NJ Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS -AGM)(b)	5.25%	08/15/2032	1,300	1,302,717
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	1,000	1,077,790
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	2,515	2,872,859
				93,027,112
New Mexico–0.43%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (g)	5.20%	06/01/2020		1,000	1,032,270
Series 2010 C, Ref. PCR	5.90%	06/01/2040		2,100	2,180,640
					3,212,910
New York–15.67%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (f)(g)	6.25%	01/15/2020		1,370	1,411,908
Series 2009, RB (f)(g)	6.38%	01/15/2020		570	587,870
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045		2,710	2,709,972
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047		3,320	3,608,143
Metropolitan Transportation Authority;
Series 2009 B, RB (f)(g)	5.25%	11/15/2019		2,500	2,544,325
Series 2010 D, RB (f)(g)	5.25%	11/15/2020		2,500	2,642,950
Series 2013 A, RB	5.00%	11/15/2038		1,850	2,036,425
Series 2016 B, Ref. RB	5.00%	11/15/2037		2,125	2,509,306
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS -NATL)(b)	5.38%	03/01/2028		2,000	2,384,240
Two Hundred Seventh Series 2018, Ref. RB (d)(h)	5.00%	09/15/2028		3,300	4,126,551
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010 8, RB	6.00%	12/01/2036		2,050	2,171,483
Series 2010, RB	6.00%	12/01/2042		710	751,784
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (d)	5.00%	06/15/2045		6,915	7,558,510
Series 2013 DD, RB	5.00%	06/15/2035		3,200	3,602,240
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	$5,000	$5,578,000
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,240	1,528,337
Subseries 2011 D-1, RB (d)	5.00%	11/01/2033	4,845	5,230,953
Subseries 2013, RB (d)	5.00%	11/01/2038	5,010	5,658,695
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (d)	4.00%	06/15/2040	2,805	3,148,837
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,629,999
New York (State of) Dormitory Authority;
Series 2009 C, RB (f)(g)	5.00%	10/01/2019	2,820	2,854,037
Series 2009 C, RB (INS -AGC)(b)	5.00%	10/01/2023	180	181,994
Series 2018 E, RB (d)	5.00%	03/15/2045	5,715	6,919,722
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (d)	5.00%	03/15/2030	2,220	2,352,445
Series 2013 A, RB	5.00%	02/15/2037	1,750	1,946,088
Series 2014 C, RB (d)	5.00%	03/15/2040	5,510	6,252,858
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,240	1,549,826
New York (State of) Metropolitan Transportation Authority; Subseries A-2, RB (SIFMA Municipal Swap Index + 0.58%)(g)(k)	2.00%	06/01/2020	580	580,000
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (d)	5.00%	12/15/2031	1,905	2,182,044
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	5,315	5,811,899
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,870	2,021,283
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (h)	5.00%	08/01/2031	1,685	1,771,963
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (h)	5.00%	01/01/2031	3,350	3,985,897
Series 2018, RB (h)	4.00%	01/01/2036	1,510	1,610,642
Series 2018, RB (h)	5.00%	01/01/2036	1,660	1,941,021
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (h)	5.00%	07/01/2046	1,775	1,949,518
Series 2016 A, RB (h)	5.25%	01/01/2050	3,235	3,585,609
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,779,260
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	3,150	3,074,022
				115,770,656
North Carolina–2.37%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (h)	5.00%	06/30/2054		3,120	3,407,789
North Carolina (State of) Turnpike Authority; Series 2011, RB (d)	5.00%	07/01/2036		2,870	3,053,795
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (d)	5.00%	10/01/2055		9,585	11,049,493
					17,511,077
North Dakota–0.76%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040		1,000	1,028,880
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043		2,165	2,418,803
Series 2017 C, RB	5.00%	06/01/2048		1,930	2,143,381
					5,591,064
Ohio–10.79%
Adams (County of), OH (Adams County Hospital); Series 2005, RB	6.25%	09/01/2020		250	249,170
Akron (City of), OH (Community Learning Centers); Series 2012, Ref. RB	5.00%	12/01/2033		1,270	1,386,662
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046		2,645	3,036,195
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032		1,190	1,287,401
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042		1,075	1,199,109
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	$ 2,470	$ 2,648,235
American Municipal Power, Inc. (Combined Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,024,450
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	610,708
Bowling Green (City of), OH (CFP I LLC - Bowling Green State University); Series 2010, RB (f)(g)	5.75%	06/01/2020	1,000	1,042,390
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034	255	243,849
Series 2007 A-2, RB	5.88%	06/01/2047	7,655	7,377,506
Butler (County of), OH (Kettering Health Network Obligated Group); Series 2011, RB	6.38%	04/01/2036	375	405,251
Cincinnati (City of), OH; Series 2011 A, Ref. RB (d)	5.00%	12/01/2036	5,000	5,440,550
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,100	1,153,856
Cleveland (City of), OH; Series 2005, GO Bonds (INS -AGM)(b)	5.50%	10/01/2019	2,825	2,861,894
Columbus City School District; Series 2009, GO Bonds (f)(g)	5.00%	06/01/2019	2,000	2,000,000
Cuyahoga (County of), OH (Medical Mart/Convention Center); Series 2010 F, RB	5.00%	12/01/2027	500	525,835
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	1,926,464
Franklin (County of), OH (Ohio Presbyterian Retirement Services); Series 2010 A, RB	5.63%	07/01/2026	1,000	1,034,940
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB (d)	5.00%	11/15/2036	750	996,430
Series 2011 A, RB	5.00%	11/15/2036	930	803,572
Series 2011 A, RB (d)	5.00%	11/15/2041	1,500	1,600,845
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,550	1,758,258
Hamilton (County of), OH;
Series 2000 B, RB (INS -AMBAC)(b)(i)	0.00%	12/01/2023	2,000	1,846,620
Series 2011 A, Ref. RB	5.00%	12/01/2032	1,000	1,078,270
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,490	1,628,451
Hamilton (County of), OH (Stratford Heights-University of Cincinnati); Series 2010, Ref. RB (INS -AGM)(b)	5.00%	06/01/2030	1,000	1,032,710
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,470	2,848,058
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (f)(g)	6.25%	06/01/2021	1,300	1,420,991
Lucas (County of), OH (Lutheran Homes); Series 2010 A, Ref. RB (f)(g)	7.00%	11/01/2020	1,000	1,075,170
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,675	1,958,912
Lucas (County of), OH (Promedica Healthcare);
Series 2011 A, RB (f)(g)	5.75%	11/15/2021	1,000	1,101,990
Series 2011 A, RB (f)(g)	6.00%	11/15/2021	1,000	1,107,980
Miami University; Series 2011, Ref. RB (d)	5.00%	09/01/2031	5,050	5,421,630
Montgomery (County of), OH (Kettering Medical Center); Series 1996, Ref. RB (INS -NATL)(b)	6.25%	04/01/2020	620	642,580
Montgomery (County of), OH (St. Leonard); Series 2010, Ref. RB	6.38%	04/01/2030	1,000	1,029,650
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,510	1,664,111
Norwood (City of), OH (Cornerstone at Norwood); Series 2006, RB	6.20%	12/01/2031	1,340	1,340,643
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(h)	5.00%	12/31/2039	805	904,224
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,526,700
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(h)	4.25%	01/15/2038	585	615,590
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (f)(g)	5.75%	05/15/2020	635	660,096
Series 2010, RB	5.75%	11/15/2035	1,330	1,379,316
Series 2010, RB	5.75%	11/15/2040	220	227,718
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	789,578
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP -GNMA)(h)	5.85%	09/20/2028	570	576,310
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP -GNMA)(h)	5.25%	09/01/2030	40	40,060
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS -NATL)(b)(i)	0.00%	02/15/2030	$ 1,000	$ 757,740
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB (f)(g)	5.00%	02/15/2020	1,000	1,024,800
Ohio State University;
Series 2010 D, RB (f)	5.00%	12/01/2030	45	59,999
Series 2010 D, RB	5.00%	12/01/2030	955	1,257,353
Summit (County of), OH Port Authority (University of Akron Student Housing);
Series 2011, RB (f)(g)	5.00%	01/01/2021	315	332,196
Series 2011, RB	5.00%	01/01/2030	185	193,721
Toledo (City of), OH; Series 2010, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2028	1,000	1,049,850
University of Cincinnati;
Series 2010, RB (f)(g)	5.00%	12/01/2020	5	5,255
Series 2010, RB	5.00%	06/01/2034	745	780,224
University of Toledo; Series 2011 B, RB (f)(g)	5.00%	06/01/2021	650	695,936
Vandalia Butler City School District; Series 2009, GO Bonds (f)(g)	5.00%	06/01/2019	1,000	1,000,000
				79,688,002
Oklahoma–1.64%
Edmond Public Works Authority;
Series 2017, RB (d)	5.00%	07/01/2042		2,735	3,224,921
Series 2017, RB (d)	5.00%	07/01/2047		2,670	3,134,660
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057		2,180	2,547,962
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052		1,945	1,831,587
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048		1,260	1,375,315
					12,114,445
Oregon–0.18%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (h)	5.00%	07/01/2044		1,105	1,325,646
Pennsylvania–3.71%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047		1,600	1,854,096
Delaware River Port Authority; Series 2010 D, RB (f)(g)	5.00%	01/01/2020		2,750	2,807,117
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (f)(g)	5.38%	07/01/2020		1,900	1,978,622
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024		500	554,825
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 A, RB (f)(g)	5.00%	06/01/2019		1,825	1,825,000
Series 2014 A, RB (j)	4.75%	12/01/2037		990	1,001,593
Series 2018 A-2, RB	5.00%	12/01/2048		1,195	1,412,681
Subseries 2010 B-2, RB (f)(g)(j)	5.75%	12/01/2020		2,250	2,392,942
Subseries 2010 B-2, RB (f)(g)(j)	6.00%	12/01/2020		1,400	1,494,094
Subseries 2014 A-2, RB (j)	5.13%	12/01/2039		2,000	1,879,080
Pennsylvania (State of) Turnpike Commission; Series 2018 B, RB	5.25%	12/01/2048		1,170	1,398,735
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052		1,100	1,282,754
Series 2017 B, Ref. RB (h)	5.00%	07/01/2047		4,940	5,710,097
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035		720	850,709
Series 2017 A, Ref. RB	5.00%	09/01/2047		845	980,580
					27,422,925
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–2.31%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		$3,450	$3,486,294
Series 2002, RB	5.63%	05/15/2043		1,490	1,505,421
Series 2005 A, RB (i)	0.00%	05/15/2050		5,915	817,926
Puerto Rico (Commonwealth of);
Series 2004 A, GO Bonds (INS -NATL)(b)	5.25%	07/01/2021		490	494,582
Series 2006 A, GO Bonds (6 mo. CPI + 1.00%) (INS - AGC)(b)(k)	3.46%	07/01/2019		645	645,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033		735	797,842
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035		645	697,684
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032		770	836,459
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034		1,205	1,325,079
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036		1,000	1,093,800
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024		2,020	2,079,792
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (i)	0.00%	07/01/2027		450	341,681
Series 2018 A-1, RB (i)	0.00%	07/01/2029		1,495	1,025,959
Series 2018 A-1, RB (i)	0.00%	07/01/2033		2,120	1,164,304
Series 2018 A-1, RB	4.50%	07/01/2034		740	760,350
					17,072,173
South Carolina–1.48%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. RB (f)(g)	5.75%	08/01/2019		1,000	1,006,751
Series 2013 A, Ref. RB (f)(g)	5.25%	08/01/2023		1,600	1,843,760
South Carolina (State of) Ports Authority;
Series 2015, RB (h)	5.25%	07/01/2050		1,865	2,127,499
Series 2015, RB (h)	5.25%	07/01/2055		1,350	1,531,926
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046		1,190	1,331,526
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033		3,000	3,085,500
					10,926,962
South Dakota–0.47%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044		1,620	1,810,318
Series 2015, Ref. RB	5.00%	11/01/2045		1,440	1,630,627
					3,440,945
Tennessee–0.67%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036		1,735	2,049,712
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037		1,000	1,189,600
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2024		120	134,535
Series A, RB	5.25%	09/01/2019		1,545	1,556,634
					4,930,481
Texas–14.74%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042		1,710	1,889,294
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033		1,675	1,824,946
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, RB (INS -AGC)(b)	5.00%	08/15/2019		1,440	1,450,195
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	$2,390	$2,493,344
Series 2013 A, RB (h)	5.00%	11/01/2030	1,825	1,993,867
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (f)(g)	5.00%	12/01/2019	1,000	1,017,330
Houston (City of), TX;
Series 2011 D, First Lien Combined Utility System RB (d)	5.00%	11/15/2033	900	970,794
Series 2011 D, First Lien Combined Utility System RB (d)	5.00%	11/15/2036	995	1,069,953
Houston (City of), TX ; Series 2011 D, First Lien Combined Utility System RB (d)	5.00%	11/15/2031	1,865	2,015,431
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (h)	5.00%	07/15/2020	850	873,732
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (h)	4.75%	07/01/2024	2,225	2,422,535
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,330	1,413,085
Lower Colorado River Authority;
Series 2012 A, Ref. RB (f)(g)	5.00%	05/15/2022	5	5,495
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,551,174
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,480,304
Series 2018, Ref. RB	5.00%	05/15/2043	1,960	2,333,223
Series 2019, Ref. RB	5.00%	05/15/2038	1,250	1,485,150
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	612,013
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,105,051
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2052	1,500	1,563,645
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,019,050
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	2,010	2,219,804
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,115	1,197,354
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS -AGC)(b)(j)	6.20%	01/01/2042	1,000	1,222,630
Series 2011 A, RB (d)(f)(g)	5.50%	09/01/2021	2,895	3,149,934
Series 2015 B, Ref. RB (d)(m)	5.00%	01/01/2040	9,860	10,854,184
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,795	3,092,751
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (d)	5.00%	02/15/2047	3,455	3,998,126
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,915	2,046,809
Series 2016, Ref. RB	5.00%	05/15/2045	1,290	1,365,143
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (c)	5.63%	11/15/2027	1,000	700,000
Series 2007, RB (c)	5.75%	11/15/2037	550	385,000
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	355	355,525
Series 2017A, RB	6.38%	02/15/2048	1,940	2,142,420
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,911,520
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,695	1,981,523
Series 2019, RB (i)	0.00%	08/01/2043	3,000	1,041,630
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	$4,130	$4,450,942
Series 2015 B, Ref. RB (i)	0.00%	08/15/2036	3,475	1,738,821
Series 2015 B, Ref. RB (i)	0.00%	08/15/2037	1,175	560,264
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,335	5,927,771
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,395	1,565,483
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,450	6,390,070
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	1,500	1,648,635
Series 2012, RB	5.00%	12/15/2028	1,475	1,618,223
Series 2012, RB	5.00%	12/15/2030	1,500	1,637,070
Series 2012, RB	5.00%	12/15/2031	4,475	4,873,901
Series 2012, RB	5.00%	12/15/2032	1,000	1,087,250
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (h)	5.00%	12/31/2055	1,140	1,254,011
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,550	1,594,950
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB (h)	7.00%	12/31/2038	1,475	1,738,524
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	562,522
				108,902,401
Utah–1.49%
Salt Lake City (City of), UT;
Series 2017 A, RB (d)(h)	5.00%	07/01/2047		2,705	3,137,286
Series 2018 A, RB (h)	5.00%	07/01/2048		1,305	1,534,315
Series 2018 A, RB (h)	5.25%	07/01/2048		1,735	2,083,666
Utah (County of), UT; Series 2016 B, RB (d)	4.00%	05/15/2047		3,300	3,480,972
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/2038		760	761,512
					10,997,751
Virgin Islands–0.61%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		725	724,095
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025		1,500	1,511,250
Series 2010 A, RB	5.00%	10/01/2025		425	428,188
Series 2010 A, RB	5.00%	10/01/2029		1,850	1,852,312
					4,515,845
Virginia–1.96%
Virginia (Commonwealth of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042		1,320	1,448,792
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (h)	5.00%	01/01/2040		2,355	2,493,027
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (h)	6.00%	01/01/2037		795	880,327
Series 2012, RB (h)	5.50%	01/01/2042		2,950	3,199,364
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (h)	5.00%	07/01/2034		3,320	3,531,318
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (h)	5.00%	12/31/2056		2,600	2,891,460
					14,444,288
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–3.50%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS -NATL)(b)(i)	0.00%	02/01/2024		$ 5,000	$ 4,543,450
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (h)	5.50%	07/01/2026		1,525	1,639,725
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038		1,320	1,452,832
Washington (State of); Series 2019 A, GO Bonds (d)	5.00%	08/01/2042		1,875	2,264,438
Washington (State of) (SR 520 Corridor Program –Toll Revenue); Series 2011 C, GO Bonds (d)	5.00%	06/01/2033		1,500	1,595,655
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043		1,175	1,391,024
Series 2018, RB (d)	5.00%	07/01/2048		4,190	4,918,934
Series 2018, RB	5.00%	07/01/2048		840	986,135
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041		2,325	2,410,467
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (f)(g)	6.25%	05/15/2021		1,025	1,118,285
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046		1,250	1,326,787
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031		1,100	1,132,725
Series 2013, Ref. RB	5.25%	06/01/2033		1,000	1,076,700
					25,857,157
West Virginia–0.44%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (c)	6.00%	10/01/2020		475	368,363
Series 2008, RB (c)	6.25%	10/01/2023		1,100	827,717
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, RB (f)(g)	5.50%	06/03/2019		2,080	2,080,000
					3,276,080
Wisconsin–2.06%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031		915	1,070,944
Series 2017, RB (e)	6.75%	12/01/2042		2,135	2,513,813
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (d)	5.00%	03/01/2046		3,735	4,318,967
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039		625	632,156
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (h)	5.38%	11/01/2021		450	451,301
Series 2007 B, RB (h)	5.75%	11/01/2037		410	411,164
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048		970	1,036,542
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037		1,675	1,919,550
Series 2018 A, RB	5.35%	12/01/2045		1,675	1,918,863
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035		875	976,421
					15,249,721
Wyoming–0.51%
Sweetwater (County of), WY (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026		1,200	1,209,145
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(d)	5.00%	01/01/2047	$ 2,205	$ 2,535,750
				3,744,895
TOTAL INVESTMENTS IN SECURITIES(q)–160.38% (Cost $1,113,211,224)				1,184,896,770
FLOATING RATE NOTE OBLIGATIONS–(26.68)%
Notes with interest and fee rates ranging from 1.79% to 2.24% at 05/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(r)				(197,135,000)
VARIABLE RATE TERM PREFERRED SHARES–(35.57)%				(262,789,497)
OTHER ASSETS LESS LIABILITIES–1.87%				13,850,109
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$738,822,382
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $3,972,346, which represented less than 1% of the Trust’s Net Assets.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $34,360,532, which represented 4.65% of the Trust’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,070,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $311,373,768 are held by TOB Trusts and serve as collateral for the $197,135,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate
Invesco Municipal Trust

D.	Floating Rate Note Obligations — (continued)
securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Municipal Trust

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Municipal Trust